SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Fair Value	Level 1	Level 2	Level 3
March 31, 2016

Liabilities:
Non-employee options	521,179			521,179
Warrants	1,204,581			1,204,581

March 31, 2015

Assets:
Short-term investments	378,000	378,000

Liabilities:
Non-employee options	1,581,444			1,581,444
Warrants	-			-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended March 31, 2016	Year ended March 31, 2015
	$	$

Net loss, basic	(6,881,812)	(9,838,317)
Effect of dilutive securities: Change in fair value of derivative liability	(1,156,002)	-
Net loss, diluted	(8,037,814)	(9,838,317)
Denominator Weighted average common shares outstanding	66,522,564	57,048,406
Effective of dilutive securities Warrants and options	503,980	-
Diluted weighted average common shares outstanding	67,026,545	57,048,406

Basic net loss per share	$(0.10)	$(0.17)

Diluted net loss per shares	$(0.12)	$(0.17)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year ended	Year ended
	March 31, 2016	March 31, 2015
Options outstanding	5,875,360	4,920,000
Warrants outstanding	12,973,009	8,444,400
Total	18,848,369	13,364,400